Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Property, plant and equipment
12. Property, plant and equipment

	Land and buildings $m	Fixtures, fittings and equipment $m	Total $m

Cost

At 1 January 2023	112	292	404

Additions	1	20	21

Fully depreciated assets written off	–	(15)	(15)

Disposals	(2)	(3)	(5)

Exchange and other adjustments	–	6	6

At 31 December 2023	111	300	411

Additions	–	27	27

Fully depreciated assets written off	(3)	(27)	(30)

Disposals	(8)	(8)	(16)

Exchange and other adjustments	(1)	(4)	(5)

At 31 December 2024	99	288	387

Depreciation and impairment

At 1 January 2023	(51)	(196)	(247)

Provided	(6)	(18)	(24)

System Fund expense	–	(4)	(4)

Fully depreciated assets written off	–	15	15

Disposals	2	3	5

Exchange and other adjustments	1	(4)	(3)

At 31 December 2023	(54)	(204)	(258)

Provided	(3)	(21)	(24)

System Fund expense	–	(4)	(4)

Impairment reversal	–	3	3

Fully depreciated assets written off	3	27	30

Disposals	–	8	8

Exchange and other adjustments	1	3	4

At 31 December 2024	(53)	(188)	(241)

Net book value

At 31 December 2024	46	100	146

At 31 December 2023	57	96	153

At 1 January 2023	61	96	157
The Group’s property, plant and
equipment
mainly comprises buildings and leasehold improvements on 17 hotels (2023: 17 hotels), but also offices and computer hardware, throughout the world.
Assets with a net book value of $99m (2023: $107m) are
located
in the United States.

Impairment and impairment reversals
2024 impairment reversal
An impairment reversal of $3m was recognised in relation to one hotel in the UK portfolio
(
EMEAA
region)
as a result of continued strong performance. The original impairment was recorded in 2020 as a result of the pandemic and was treated as exceptional; the reversal is also classified as exceptional for consistency.
2022 impairment
An impairment charge of $10m was recognised on property, plant and equipment relating to one hotel in the EMEAA region. A further $2m impairment of right-of-use
assets was recognised in relation to the same hotel. The charge arose, and was classed as exceptional, due to recent cost inflation which impacted operating costs but also the projected variable rent payments.
2022 impairment reversal
A
n

impairment reversal of $3m w
as
 recognised in relation to the UK portfolio (EMEAA region) and arose as a result of the renegotiation of contractual agreements which enhanced the cash-generating potential
of those hotels.